TAXES PAYABLE (Details Narrative) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current tax liabilities	¥ 582,000	¥ 1,018,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	¥ 951,000